Property and Equipment - Schedule of Property and Equipment (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Furniture and equipment	$ 12,405	$ 11,901
Less accumulated depreciation	(851)	(280)
Property and equipment, Net	$ 11,554	$ 11,621	$ 0